Accrued Liabilities	6 Months Ended
Jun. 30, 2014
Accrued Liabilities
Accrued Liabilities

7                              Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Accrued payroll	$1,244	$1,140
Accrued interest	10,485	11,614
Accrued expenses	17,474	18,157
Total	$29,203	$30,911

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $13.8 million and $14.3 million as of June 30, 2014 and December 31, 2013, respectively, as well as other accruals related to the operation of the Company’s fleet of $3.7 million and $3.9 million as of June 30, 2014 and December 31, 2013, respectively.